Summary of Significant Accounting Policies - Summary Of Fair Value Of The Derivative Asset And Liability (Detail)	Sep. 30, 2021 yr	Dec. 31, 2020 yr	Dec. 31, 2019 yr
Derivative Liability [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.570
Derivative Liability [Member] | Minimum [Member] | Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.63
Derivative Liability [Member] | Minimum [Member] | Calibrated risk premium
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.0246
Derivative Liability [Member] | Minimum [Member] | Option adjusted spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.0662
Derivative Liability [Member] | Minimum [Member] | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.001	0.0187
Derivative Liability [Member] | Minimum [Member] | Remaining term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.1
Derivative Liability [Member] | Maximum [Member] | Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		1.10
Derivative Liability [Member] | Maximum [Member] | Calibrated risk premium
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.0550
Derivative Liability [Member] | Maximum [Member] | Option adjusted spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.1104
Derivative Liability [Member] | Maximum [Member] | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.002	0.0262
Derivative Liability [Member] | Maximum [Member] | Remaining term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.7
Derivative Asset [Member] | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input			0.002
Derivative Asset [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0.570		0.615
Derivative Asset [Member] | Remaining term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input			3.0
Derivative Asset [Member] | Minimum [Member] | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0.001
Derivative Asset [Member] | Minimum [Member] | Remaining term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0.1
Derivative Asset [Member] | Maximum [Member] | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0.002
Derivative Asset [Member] | Maximum [Member] | Remaining term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	1.8